UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 94.2%

	Aerospace & Defense – 2.1%

500	Raytheon Company	$20,435
	Automobiles – 1.7%

850	General Motors Company, (2)	17,153
	Biotechnology – 1.7%

300	Amgen Inc.	16,485
	Commercial Banks – 2.7%

1,100	Wells Fargo & Company	26,532
	Commercial Services & Supplies – 1.6%

850	Pitney Bowes Inc.	15,980
	Communications Equipment – 6.0%

1,700	Cisco Systems, Inc.	26,333

771	Motorola Solutions Inc.	32,305
	Total Communications Equipment	58,638
	Diversified Financial Services – 4.3%

1,000	Citigroup Inc.	25,620

540	JP Morgan Chase & Co.	16,265
	Total Diversified Financial Services	41,885
	Diversified Telecommunication Services – 1.6%

2,600	Frontier Communications Corporation	15,886
	Food & Staples Retailing – 1.9%

550	CVS Caremark Corporation	18,469
	Industrial Conglomerates – 1.1%

700	General Electric Company	10,668
	Insurance – 11.8%

2,600	Genworth Financial Inc., Class A, (2)	14,924

1,500	Hartford Financial Services Group, Inc.	24,210

450	Loews Corporation	15,548

850	MetLife, Inc.	23,809

1,300	Symetra Financial Corporation	10,595

1,250	Unum Group	26,200
	Total Insurance	115,286
	Machinery – 2.6%

400	Ingersoll Rand Company Limited, Class A	11,236

425	PACCAR Inc.	14,374
	Total Machinery	25,610
	Media – 10.0%

2,100	Interpublic Group Companies, Inc.	15,120

1,950	National CineMedia, Inc.	28,295

800	Time Warner Inc.	23,976

800	Viacom Inc., Class B	30,992
	Total Media	98,383
	Metals & Mining – 8.2%

800	AngloGold Ashanti Limited, Sponsored ADR	33,088

700	Barrick Gold Corporation (6)	32,655

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2011

Shares	Description (1)				Value

	Metals & Mining (continued)

450	Nucor Corporation				$14,238
	Total Metals & Mining				79,981
	Oil, Gas & Consumable Fuels – 6.1%

300	Exxon Mobil Corporation				21,789

225	Occidental Petroleum Corporation				16,088

500	Total S.A., Sponsored ADR				21,935
	Total Oil, Gas & Consumable Fuels				59,812
	Pharmaceuticals – 17.3%

600	GlaxoSmithKline PLC, Sponsored ADR				24,774

775	Merck & Company Inc.				25,350

2,800	Pfizer Inc.				49,500

1,475	Sanofi-Aventis, Sponsored ADR				48,380

575	Teva Pharmaceutical Industries Limited, Sponsored ADR				21,402
	Total Pharmaceuticals				169,406
	Professional Services – 1.1%

400	Nielsen Holdings BV, (2)				10,432
	Real Estate Investment Trust – 0.9%

800	Redwood Trust Inc.				8,936
	Software – 7.1%

2,175	CA Inc.				42,217

1,100	Microsoft Corporation				27,379
	Total Software				69,596
	Tobacco – 2.2%

350	Philip Morris International				21,833
	Wireless Telecommunication Services – 2.2%

850	Vodafone Group PLC, Sponsored ADR				21,803
	Total Common Stocks (cost $1,037,589)				$923,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 4.0%

	Insurance – 4.0%

$40	Genworth Financial Inc.	5.750%	6/15/14	BBB	$39,436
	Total Corporate Bonds (cost $37,719)				39,436
	Total Investments (cost $1,075,308) – 98.2%				962,645
	Other Assets Less Liabilities – 1.8% (4)				17,639
	Net Assets – 100%				$980,284

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
(3)	Barrick Gold Corporation	$(15,750)	1/21/12	$52.5	$(731)
(3)	Total Call Options Written (premiums received $996)	$(15,750)			$(731)

2	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$923,209	$—	$—	$923,209
Corporate Bonds	—	39,436	—	39,436
Derivatives:
Call Options Written	(731)	—	—	(731)
Total	$922,478	$39,436	$—	$961,914

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$731

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $1,076,014.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$37,152
Depreciation	(150,521)
Net unrealized appreciation (depreciation) of investments	$(113,369)

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2011

For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Other Assets Less Liabilities include Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(6)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

ADR	American Depositary Receipt

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 2.0%

400	Alliant Techsystems Inc.	$21,804

100	BE Aerospace Inc., (2)	3,311

700	Boeing Company	42,357

5,500	General Dynamics Corporation	312,895

600	Goodrich Corporation	72,408

63,100	Honeywell International Inc.	2,770,721

1,700	Huntington Ingalls Industries Inc.	41,361

1,900	ITT Industries, Inc.	79,800

13,150	L-3 Communications Holdings, Inc.	814,906

1,100	Lockheed Martin Corporation	79,904

5,300	Northrop Grumman Corporation	276,448

4,800	Raytheon Company	196,176

1,300	Textron Inc.	22,932

10,690	United Technologies Corporation	752,148
	Total Aerospace & Defense	5,487,171
	Air Freight & Logistics – 0.1%

2,300	FedEx Corporation	155,664
	Airlines – 0.0%

1,600	AMR Corporation, (2)	4,736

200	Copa Holdings SA	12,254

1,600	Delta Air Lines, Inc., (2)	12,000

1,800	Southwest Airlines Co.	14,472

2,100	United Continental Holdings Inc.	40,698
	Total Airlines	84,160
	Apparel, Accesories & Luxury Goods – 0.1%

700	Phillips-Van Heusen Corporation	40,768

1,400	VF Corporation	170,128
	Total Apparel, Accesories & Luxury Goods	210,896
	Auto Components – 1.2%

1,400	Autoliv Inc.	67,900

400	Federal Mogul Corporation, Class A Shares, (2)	5,900

83,650	Johnson Controls, Inc.	2,205,851

1,900	Lear Corporation, (2)	81,510

2,700	TRW Automotive Holdings Corporation, (2)	88,371

17,960	Visteon Corporation	772,280
	Total Auto Components	3,221,812
	Automobiles – 0.2%

38,400	Ford Motor Company, (2)	371,328

11,100	General Motors Company	223,998

200	Thor Industries, Inc.	4,430
	Total Automobiles	599,756
	Beverages – 2.4%

100	Brown-Forman Corporation	7,014

1,000	Coca-Cola Enterprises Inc.	24,880

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Beverages (continued)

51,360	Coca-Cola Company	$3,469,882

3,600	Constellation Brands, Inc., Class A, (2)	64,800

1,900	Molson Coors Brewing Company, Class B	75,259

46,900	PepsiCo, Inc.	2,903,110
	Total Beverages	6,544,945
	Biotechnology – 0.7%

32,620	Amgen Inc., (2)	1,792,469

2,400	Cephalon, Inc., (2)	193,680

300	Vertex Pharmaceuticals Inc., (2)	13,362
	Total Biotechnology	1,999,511
	Building Products – 0.0%

400	Armstrong World Industries Inc., (2)	13,776

1,900	Owens Corning, (2)	41,192
	Total Building Products	54,968
	Capital Markets – 1.8%

14,900	Affiliated Managers Group Inc., (2)	1,162,945

10,800	American Capital Limited, (2)	73,656

3,700	Ameriprise Financial, Inc.	145,632

14,600	Bank of New York Company, Inc.	271,414

12,650	BlackRock Inc.	1,872,327

3,900	E*Trade Group Inc., (2)	35,529

500	Federated Investors Inc.	8,765

3,800	Goldman Sachs Group, Inc.	359,290

50,950	Invesco LTD	790,235

2,800	Janus Capital Group Inc.	16,800

800	Jefferies Group, Inc.	9,928

1,400	Legg Mason, Inc.	35,994

4,500	Morgan Stanley	60,750

500	Northern Trust Corporation	17,490

1,300	Raymond James Financial Inc.	33,748

4,800	State Street Corporation	154,368
	Total Capital Markets	5,048,871
	Chemicals – 1.6%

1,200	Ashland Inc.	52,968

1,200	Cabot Corporation	29,736

5,160	CF Industries Holdings, Inc.	636,692

500	Cytec Industries, Inc.	17,570

22,100	Dow Chemical Company	496,366

6,900	FMC Corporation	477,204

4,600	Huntsman Corporation	44,482

25,090	Interpid Potash Inc., (2)	623,988

31,270	LyondellBasell Industries NV, (2)	763,926

21,750	Monsanto Company	1,305,870

200	Nalco Holding Company	6,996

500	Rockwood Holdings Inc., (2)	16,845

6	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

2,000	RPM International, Inc.	$37,400

500	Valspar Corporation	15,605

500	Westlake Chemical Corporation	17,140

100	WR Grace & Company, (2)	3,330
	Total Chemicals	4,546,118
	Commercial & Professional Services – 0.0%

800	Corrections Corporation of America, (2)	18,152
	Commercial Banks – 5.5%

2,000	Associated Banc-Corp.	18,600

600	Bank of Hawaii Corporation	21,840

101,450	BB&T Corporation	2,163,929

300	BOK Financial Corporation	14,067

4,400	Capitalsource Inc.	27,016

1,000	CIT Group Inc., (2)	30,370

400	City National Corporation	15,104

800	Comerica Incorporated	18,376

1,300	Commerce Bancshares Inc.	45,175

600	Cullen/Frost Bankers, Inc.	27,516

2,500	East West Bancorp Inc.	37,275

20,400	Fifth Third Bancorp.	206,040

100	First Citizens Bancshs Inc.	14,354

2,900	First Horizon National Corporation, (2)	17,284

600	First Republic Bank of San Francisco	13,896

3,100	Fulton Financial Corporation	23,715

14,300	Huntington BancShares Inc.	68,640

147,580	KeyCorp.	875,149

14,520	M&T Bank Corporation	1,014,948

7,700	PNC Financial Services Group, Inc.	371,063

4,900	Popular, Inc., (2)	7,350

17,300	Regions Financial Corporation	57,609

8,400	SunTrust Banks, Inc.	150,780

12,900	Synovus Financial Corp.	13,803

1,900	TCF Financial Corporation	17,404

144,470	U.S. Bancorp	3,400,824

2,100	Valley National Bancorp.	22,239

265,170	Wells Fargo & Company	6,395,899

3,100	Zions Bancorporation	43,617
	Total Commercial Banks	15,133,882
	Commercial Services & Supplies – 0.6%

1,100	Avery Dennison Corporation	27,588

1,500	Cintas Corporation	42,210

1,800	Covanta Holding Corporation	27,342

400	KAR Auction Services Inc., (2)	4,844

4,000	Pitney Bowes Inc.	75,200

3,400	R.R. Donnelley & Sons Company	48,008

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

50,190	Republic Services, Inc.	$1,408,331

200	St Joe Company, (2)	2,998

200	Waste Connections Inc., (2)	6,764

4,800	Waste Management, Inc.	156,288
	Total Commercial Services & Supplies	1,799,573
	Communications Equipment – 1.8%

1,400	Brocade Communications Systems Inc., (2)	6,048

182,900	Cisco Systems, Inc., (2)	2,833,121

900	Echostar Holding Corporation, Class A, (2)	20,349

1,300	Harris Corporation	44,421

5,100	Motorola Mobility Holdings Inc.	192,678

46,350	Motorola Solutions Inc.	1,942,065
	Total Communications Equipment	5,038,682
	Computers & Peripherals – 0.5%

13,900	Dell Inc., (2)	196,685

700	Diebold Inc.	19,257

21,000	Hewlett-Packard Company	471,450

1,400	Lexmark International, Inc., Class A, (2)	37,842

400	NCR Corporation, (2)	6,756

500	QLogic Corporation	6,340

4,300	SanDisk Corporation, (2)	173,505

31,420	Seagate Technology, (2)	322,998

5,500	Western Digital Corporation, (2)	141,460
	Total Computers & Peripherals	1,376,293
	Construction & Engineering – 0.1%

800	AECOM Technology Corporation, (2)	14,136

700	Chicago Bridge & Iron Company N.V., (2)	20,041

600	Jacobs Engineering Group, Inc., (2)	19,374

2,400	KBR Inc.	56,712

1,300	Quanta Services Incorporated	24,427

1,300	URS Corporation, (2)	38,558
	Total Construction & Engineering	173,248
	Construction Materials – 0.0%

100	Martin Marietta Materials	6,322

800	Vulcan Materials Company	22,048
	Total Construction Materials	28,370
	Consumer Finance – 1.2%

22,730	American Express Company	1,020,577

23,670	Capital One Financial Corporation	938,042

51,240	Discover Financial Services	1,175,446

11,800	SLM Corporation, (2)	146,910
	Total Consumer Finance	3,280,975
	Containers & Packaging – 0.2%

900	AptarGroup Inc.	40,203

1,100	Bemis Company, Inc.	32,241

8	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging (continued)

400	Greif Inc.	$17,156

30,400	Owens-Illinois, Inc., (2)	459,648

300	Packaging Corp. of America	6,990

1,900	Sealed Air Corporation	31,730

1,000	Sonoco Products Company	28,230

1,000	Temple-Inland Inc.	31,370
	Total Containers & Packaging	647,568
	Distributors – 0.0%

1,500	Genuine Parts Company	76,200
	Diversified Consumer Services – 0.0%

1,200	Career Education Corporation, (2)	15,660

400	Devry, Inc.	14,784

1,300	Education Management Corporation, (2)	19,292

2,800	H & R Block Inc.	37,268

4,100	Service Corporation International	37,556
	Total Diversified Consumer Services	124,560
	Diversified Financial Services – 3.2%

145,600	Bank of America Corporation	891,072

94,947	Citigroup Inc.	2,432,542

600	CME Group, Inc.	147,840

800	Interactive Brokers Group, Inc., (2)	11,144

173,050	JP Morgan Chase & Co.	5,212,266

4,700	Leucadia National Corporation, (2)	106,596

2,500	NASDAQ Stock Market, Inc., (2)	57,850

3,000	New York Stock Exchange Euronext	69,720
	Total Diversified Financial Services	8,929,030
	Diversified REIT – 0.1%

1,700	Liberty Property Trust	49,487

1,300	Vornado Realty Trust	97,006
	Total Diversified REIT	146,493
	Diversified Telecommunication Services – 3.9%

105,100	AT&T Inc.	2,997,452

85,250	BCE INC.	3,193,465

9,900	CenturyLink Inc.	327,888

19,400	Frontier Communications Corporation	118,534

44,600	Level 3 Communications Inc., (2)	66,454

200	TW Telecom Inc., (2)	3,304

110,420	Verizon Communications Inc.	4,063,456

4,100	Windstream Corporation	47,806
	Total Diversified Telecommunication Services	10,818,359
	Electric Utilities – 2.5%

7,900	American Electric Power Company, Inc.	300,358

1,700	DPL Inc.	51,238

106,500	Duke Energy Corporation	2,128,935

6,500	Edison International	248,625

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Electric Utilities (continued)

2,800	Entergy Corporation	$185,612

12,200	Exelon Corporation	519,842

7,500	FirstEnergy Corp.	336,825

2,100	Great Plains Energy Incorporated	40,530

1,300	Hawaiian Electric Industries	31,564

6,300	NextEra Energy Inc.	340,326

2,900	Northeast Utilities	97,585

4,200	NV Energy Inc.	61,782

3,900	Pepco Holdings, Inc.	73,788

1,800	Pinnacle West Capital Corporation	77,292

10,100	PPL Corporation	288,254

4,500	Progress Energy, Inc.	232,740

41,360	Southern Company	1,752,423

1,700	Westar Energy Inc.	44,914
	Total Electric Utilities	6,812,633
	Electrical Equipment – 0.0%

900	Cooper Industries Inc.	41,508

600	General Cable Corporation, (2)	14,010

700	GrafTech International Ltd., (2)	8,890

900	Hubbell Incorporated, Class B	44,586

300	Regal-Beloit Corporation	13,614

400	Thomas & Betts Corporation, (2)	15,964
	Total Electrical Equipment	138,572
	Electronic Components – 0.1%

500	AVX Group	5,935

20,300	Corning Incorporated	250,908

5,200	Vishay Intertechnology Inc., (2)	43,472
	Total Electronic Components	300,315
	Electronic Equipment & Instruments – 0.1%

2,200	Arrow Electronics, Inc., (2)	61,116

2,300	Avnet Inc., (2)	59,984

2,900	Ingram Micro, Inc., Class A, (2)	46,777

1,400	Jabil Circuit Inc.	24,906

1,900	Molex Inc.	38,703

900	Tech Data Corporation, (2)	38,907
	Total Electronic Equipment & Instruments	270,393
	Energy Equipment & Services – 0.6%

1,400	Atwood Oceanics Inc., (2)	48,104

7,400	Baker Hughes Incorporated	341,584

900	Cooper Cameron Corporation, (2)	37,386

1,100	Diamond Offshore Drilling, Inc.	60,214

15,400	Halliburton Company	470,008

100	Helmerich & Payne Inc.	4,060

100	McDermott International Inc., (2)	1,076

6,500	Nabors Industries Inc., (2)	79,690

10	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

8,600	National-Oilwell Varco Inc.	$440,492

200	Oil States International Inc., (2)	10,184

3,400	Patterson-UTI Energy, Inc.	58,956

2,900	Rowan Companies Inc., (2)	87,551

500	SeaCor Smit Inc., (2)	40,105

800	Tidewater Inc.	33,640

1,000	Unit Corporation, (2)	36,920
	Total Energy Equipment & Services	1,749,970
	Food & Staples Retailing – 1.0%

500	BJ’s Wholesale Club, (2)	25,620

63,090	CVS Caremark Corporation	2,118,562

3,100	Kroger Co.	68,076

4,800	Safeway Inc.	79,824

3,700	SUPERVALU INC.	24,642

700	Walgreen Co.	23,023

7,800	Wal-Mart Stores, Inc.	404,820
	Total Food & Staples Retailing	2,744,567
	Food Products – 3.3%

78,250	Archer-Daniels-Midland Company	1,941,383

1,700	Bunge Limited	99,093

200	Campbell Soup Company	6,474

5,200	ConAgra Foods, Inc.	125,944

400	Corn Products International, Inc.	15,696

1,700	Dean Foods Company, (2)	15,079

1,200	General Mills, Inc.	46,164

1,400	H.J. Heinz Company	70,672

34,460	Hershey Foods Corporation	2,041,410

700	Hormel Foods Corporation	18,914

1,400	JM Smucker Company	102,046

100	Kellogg Company	5,319

85,060	Kraft Foods Inc.	2,856,315

400	McCormick & Company, Incorporated	18,464

20,190	Mead Johnson Nutrition Company, Class A Shares	1,389,678

1,000	Ralcorp Holdings Inc., (2)	76,710

2,800	Sara Lee Corporation	45,780

4,400	Smithfield Foods, Inc., (2)	85,800

4,700	Tyson Foods, Inc., Class A	81,592
	Total Food Products	9,042,533
	Gas Utilities – 0.4%

1,200	AGL Resources Inc.	48,888

1,700	Atmos Energy Corporation	55,165

1,200	National Fuel Gas Company	58,416

2,100	ONEOK, Inc.	138,684

37,210	Questar Corporation	658,989

1,600	UGI Corporation	42,032
	Total Gas Utilities	1,002,174

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.4%

300	Alere Inc.	$5,895

700	Baxter International, Inc.	39,298

26,400	Boston Scientific Corporation, (2)	156,024

53,980	CareFusion Corporation, (2)	1,292,821

600	Cooper Companies, Inc.	47,490

42,750	Covidien PLC	1,885,275

800	DENTSPLY International Inc.	24,552

2,600	Hologic Inc., (2)	39,546

300	Kinetic Concepts Inc., (2)	19,767

3,200	Medtronic, Inc.	106,368

600	Teleflex Inc.	32,262

2,100	Zimmer Holdings, Inc., (2)	112,350
	Total Health Care Equipment & Supplies	3,761,648
	Health Care Providers & Services – 2.8%

41,710	Aetna Inc.	1,516,159

700	AmericGroup Corporation, (2)	27,307

200	Brookdale Senior Living Inc., (2)	2,508

2,400	Cardinal Health, Inc.	100,512

5,600	CIGNA Corporation	234,864

700	Community Health Systems, Inc., (2)	11,648

4,500	Coventry Health Care, Inc., (2)	129,645

3,100	HCA Holdings Inc.	62,496

400	Health Net Inc., (2)	9,484

400	Henry Schein Inc., (2)	24,804

13,420	Humana Inc., (2)	976,037

1,100	Lifepoint Hospitals Inc., (2)	40,304

15,340	McKesson HBOC Inc.	1,115,218

2,200	Omnicare, Inc.	55,946

500	Patterson Companies, Inc.	14,315

100	Quest Diagnostics Incorporated	4,936

13,000	Tenet Healthcare Corporation, (2)	53,690

21,400	UnitedHealth Group Incorporated	986,968

300	VCA Antech, Inc., (2)	4,794

37,900	Wellpoint Inc., (2)	2,474,112
	Total Health Care Providers & Services	7,845,747
	Health Care Technology – 0.0%

200	Allscripts Healthcare Solutions Inc.	3,604

600	Emdeon Inc., Class A, (2)	11,274
	Total Health Care Technology	14,878
	Hotels, Restaurants & Leisure – 0.6%

100	Brinker International Inc.	2,092

4,700	Carnival Corporation	142,410

100	Choice Hotels International, Inc.	2,972

200	Hyatt Hotels Corporation, Class A, (2)	6,274

1,000	International Game Technology	14,530

12	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

12,050	McDonald’s Corporation	$1,058,231

3,100	MGM Mirage Inc., (2)	28,799

1,400	Penn National Gaming, Inc., (2)	46,606

12,430	Royal Caribbean Cruises Limited, (2)	268,985

4,300	Wendy’s Company	19,737

2,900	Wyndham Worldwide Corporation	82,679
	Total Hotels, Restaurants & Leisure	1,673,315
	Household Durables – 0.1%

1,600	D.R. Horton, Inc.	14,464

1,700	Fortune Brands Inc.	91,936

1,800	Garmin Limited	57,186

300	Harman International Industries Inc., (2)	8,574

1,000	Jarden Corporation	28,260

500	Leggett and Platt Inc.	9,895

1,100	Lennar Corporation, Class A	14,894

600	Mohawk Industries Inc., (2)	25,746

3,400	Newell Rubbermaid Inc.	40,358

600	Toll Brothers Inc., (2)	8,658

600	Whirlpool Corporation	29,946
	Total Household Durables	329,917
	Household Products – 2.2%

800	Church & Dwight Company Inc.	35,360

1,100	Clorox Company	72,963

500	Colgate-Palmolive Company	44,340

700	Energizer Holdings Inc., (2)	46,508

500	Kimberly-Clark Corporation	35,505

94,150	Procter & Gamble Company	5,948,397
	Total Household Products	6,183,073
	Independent Power Producers & Energy Traders – 0.2%

12,100	AES Corporation, (2)	118,096

3,800	Calpine Corporation, (2)	53,504

3,000	Constellation Energy Group	114,180

2,000	GenOn Energy Inc.	5,560

6,400	NRG Energy Inc., (2)	135,744
	Total Independent Power Producers & Energy Traders	427,084
	Industrial Conglomerates – 2.0%

700	3M Co.	50,253

900	Carlisle Companies Inc.	28,692

269,600	General Electric Company	4,108,704

34,590	Tyco International Ltd.	1,409,543
	Total Industrial Conglomerates	5,597,192
	Industrial REIT – 0.0%

5,700	Prologis Inc.	138,225
	Insurance – 7.0%

46,950	Ace Limited	2,845,170

25,960	AFLAC Incorporated	907,302

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Insurance (continued)

100	Alleghany Corporation, Term Loan, (2)	$28,850

700	Allied World Assurance Holdings	37,597

6,900	Allstate Corporation	163,461

1,800	American Financial Group Inc.	55,926

4,200	American International Group, (2)	92,190

100	American National Insurance Company	6,925

65,780	Aon Corporation	2,761,444

2,800	Arch Capital Group Limited, (2)	91,490

1,400	Arthur J. Gallagher & Co.	36,820

1,100	Aspen Insurance Holdings Limited	25,344

1,400	Assurant Inc.	50,120

3,200	Assured Guaranty Limited	35,168

2,300	Axis Capital Holdings Limited	59,662

13,200	Berkshire Hathaway Inc., Class B, (2)	937,728

900	Brown & Brown Inc.	16,020

20,230	Chubb Corporation	1,213,598

1,800	Cincinnati Financial Corporation	47,394

200	CNA Financial Corporation, (2)	4,494

900	Endurance Specialty Holdings Limited	30,735

600	Everest Reinsurance Group Ltd	47,628

4,100	Fidelity National Title Group Inc., Class A	62,238

7,300	Genworth Financial Inc., Class A, (2)	41,902

500	Hanover Insurance Group Inc.	17,750

71,160	Hartford Financial Services Group, Inc.	1,148,522

1,800	HCC Insurance Holdings Inc.	48,690

800	Kemper Corporation	19,168

6,600	Lincoln National Corporation	103,158

2,500	Loews Corporation	86,375

100	Markel Corporation, (2)	35,713

56,470	Marsh & McLennan Companies, Inc.	1,498,714

400	Mercury General Corporation	15,340

88,600	MetLife, Inc.	2,481,686

1,900	Old Republic International Corporation	16,948

1,000	PartnerRe Limited	52,270

8,100	Principal Financial Group, Inc.	183,627

7,700	Progressive Corporation	136,752

1,900	Protective Life Corporation	29,697

11,100	Prudential Financial, Inc.	520,146

1,900	Reinsurance Group of America Inc.	87,305

500	RenaisasnceRE Holdings, Limited	31,900

600	StanCorp Financial Group Inc.	16,542

24,020	Torchmark Corporation	837,337

1,200	Transatlantic Holdings Inc.	58,224

6,600	Travelers Companies, Inc.	321,618

6,100	Unum Group	127,856

14	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

1,400	Valdius Holdings Limited	$34,888

100	White Mountain Insurance Group	40,575

1,700	WR Berkley Corporation	50,473

92,230	XL Capital Ltd, Class A	1,733,924
	Total Insurance	19,334,404
	Internet & Catalog Retail – 0.1%

1,100	Expedia, Inc.	28,325

11,500	Liberty Media Holding Corporation Interactive, Class A, (2)	169,855
	Total Internet & Catalog Retail	198,180
	Internet Software & Services – 0.3%

600	AOL Inc., (2)	7,200

5,900	eBay Inc., (2)	173,991

1,500	IAC/InterActiveCorp., (2)	59,325

43,870	Yahoo! Inc., (2)	577,329
	Total Internet Software & Services	817,845
	IT Services – 1.1%

1,400	Amdocs Limited, (2)	37,968

3,000	Computer Sciences Corporation	80,550

300	CoreLogic Inc.	3,201

500	DST Systems Inc.	21,915

2,900	Fidelity National Information Services	70,528

300	Fiserv, Inc., (2)	15,231

300	Genpact Limited	4,317

4,550	International Business Machines Corporation (IBM)	796,387

23,880	Paychex, Inc.	629,716

2,900	SAIC, Inc., (2)	34,249

2,000	Total System Services Inc.	33,860

16,450	Visa Inc.	1,410,094
	Total IT Services	3,138,016
	Leisure Equipment & Products – 0.0%

1,200	Mattel, Inc.	31,068
	Life Sciences Tools & Services – 0.1%

200	Bio-Rad Laboratories Inc., (2)	18,154

700	Life Technologies Corporation	26,901

1,200	Perkinelmer Inc.	23,052

4,900	Thermo Fisher Scientific, Inc., (2)	248,136
	Total Life Sciences Tools & Services	316,243
	Machinery – 0.7%

16,280	AGCO Corporation, (2)	562,800

10,190	Caterpillar Inc.	752,430

600	CNH Global N.V., (2)	15,744

700	Crane Company	24,983

800	Dover Corporation	37,280

4,000	Eaton Corporation	142,000

1,200	Harsco Corporation	23,268

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Machinery (continued)

100	IDEX Corporation	$3,116

600	Illinois Tool Works, Inc.	24,960

400	Ingersoll Rand Company Limited, Class A	11,236

1,000	Kennametal Inc.	32,740

400	Lincoln Electric Holdings Inc.	11,604

700	Navistar International Corporation, (2)	22,484

1,000	Oshkosh Truck Corporation, (2)	15,740

2,000	Parker Hannifin Corporation	126,260

1,000	Pentair, Inc.	32,010

600	Snap-on Incorporated	26,640

300	SPX Corporation	13,593

2,100	Stanley Black & Decker Inc.	103,110

500	Timken Company	16,410

1,500	Trinity Industries Inc.	32,115
	Total Machinery	2,030,523
	Marine – 0.0%

700	Alexander and Bald, Inc.	25,571

200	Kirby Corporation, (2)	10,528
	Total Marine	36,099
	Media – 4.4%

13,800	CBS Corporation, Class B	281,244

700	Clear Channel Outdoor Holdings Inc., Class A, (2)	6,552

73,050	Comcast Corporation, Class A	1,526,745

200	Dreamworks Animation SKG Inc., (2)	3,636

1,500	Echostar Communications Corporation, Variable Prepaid Forward	37,590

4,800	Gannett Company Inc.	45,744

2,300	Interpublic Group Companies, Inc., (2)	16,560

1,600	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	105,792

8,380	Liberty Media Starz, (2)	532,633

800	Madison Square Garden Inc., (2)	18,240

900	McGraw-Hill Companies, Inc.	36,900

33,600	News Corporation, Class A	519,792

1,000	Regal Entertainment Group, Class A	11,740

1,400	Thomson Corporation	37,856

138,100	Time Warner Inc.	4,138,857

112,700	Viacom Inc., Class B	4,365,998

13,900	Walt Disney Company	419,224

100	Washington Post Company	32,697
	Total Media	12,137,800
	Metals & Mining – 0.4%

18,700	Alcoa Inc.	178,959

600	Commercial Metals Company	5,706

3,500	Newmont Mining Corporation	220,150

3,000	Nucor Corporation	94,920

800	Reliance Steel & Aluminum Company	27,208

16	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

100	Schnitzer Steel Industries, Inc.	$3,680

1,100	Steel Dynamics Inc.	10,912

32,750	Titanium Metals Corporation	490,595
	Total Metals & Mining	1,032,130
	Mortgage REIT – 0.3%

4,600	American Capital Agency Corporation	124,660

32,400	Annaly Capital Management Inc.	538,812

15,300	Chimera Investments Corporation	42,381
	Total Mortgage REIT	705,853
	Multiline Retail – 1.3%

800	Big Lots, Inc., (2)	27,864

800	Dillard’s, Inc., Class A	34,784

2,400	J.C. Penney Company, Inc.	64,272

900	Kohl’s Corporation, (2)	44,190

56,280	Macy’s, Inc.	1,481,290

100	Sears Holding Corporation	5,752

38,700	Target Corporation	1,897,848
	Total Multiline Retail	3,556,000
	Multi-Utilities – 1.0%

2,000	Alliant Energy Corporation	77,360

4,600	Ameren Corporation	136,942

8,200	CenterPoint Energy, Inc.	160,884

5,300	CMS Energy Corporation	104,887

4,700	Consolidated Edison, Inc.	267,994

6,700	Dominion Resources, Inc.	340,159

3,500	DTE Energy Company	171,570

1,100	Integrys Energy Group, Inc.	53,482

2,900	MDU Resources Group Inc.	55,651

5,100	NiSource Inc.	109,038

1,600	NSTAR	71,696

1,600	OGE Energy Corp.	76,464

4,600	PG&E Corporation	194,626

8,600	Public Service Enterprise Group Incorporated	286,982

1,600	Scana Corporation	64,720

3,700	Sempra Energy	190,550

3,400	TECO Energy, Inc.	58,242

1,400	Vectren Corporation	37,912

2,900	Wisconsin Energy Corporation	90,741

7,300	Xcel Energy, Inc.	180,237
	Total Multi-Utilities	2,730,137
	Office Electronics – 0.1%

21,000	Xerox Corporation	146,370
	Office REIT – 0.6%

500	Alexandria Real Estate Equities Inc.	30,695

300	Boston Properties, Inc.	26,730

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Office REIT (continued)

1,900	Brandywine Realty Trust	$15,219

1,200	CommonWealth REIT	22,764

200	Corporate Office Properties	4,356

23,330	Digital Realty Trust Inc.	1,286,883

1,300	Douglas Emmett Inc.	22,230

3,800	Duke Realty Corporation	39,900

1,100	Mack-Cali Realty Corporation	29,425

2,700	Piedmont Office Realty Trust	43,659

1,200	SL Green Realty Corporation	69,780
	Total Office REIT	1,591,641
	Oil, Gas & Consumable Fuels – 11.5%

300	Alpha Natural Resources Inc.	5,307

7,700	Anadarko Petroleum Corporation	485,485

16,490	Apache Corporation	1,323,158

1,400	Arch Coal Inc.	20,412

15,100	Chesapeake Energy Corporation	385,805

39,650	Chevron Corporation	3,668,418

1,100	Cimarex Energy Company	61,270

100	Cobalt International Energy, Inc., (2)	771

60,620	ConocoPhillips	3,838,458

700	Denbury Resources Inc., (2)	8,050

28,310	Devon Energy Corporation	1,569,506

77,560	El Paso Corporation	1,355,749

900	Energen Corporation	36,801

1,600	EQT Corporation	85,376

300	Exco Resources Inc.	3,216

95,110	Exxon Mobil Corporation	6,907,838

100	Forest Oil Corporation, (2)	1,440

6,300	Hess Corporation	330,498

400	Kinder Morgan, Inc.	10,356

76,650	Marathon Oil Corporation	1,654,107

47,945	Marathon Petroleum Corporation	1,297,392

2,900	Murphy Oil Corporation	128,064

14,180	Newfield Exploration Company, (2)	562,804

2,000	Noble Energy, Inc.	141,600

57,643	Occidental Petroleum Corporation	4,121,475

300	Pioneer Natural Resources Company	19,731

2,800	Plains Exploration & Production Company, (2)	63,588

30,260	QEP Resources Inc., (2)	819,138

1,500	Quicksilver Resources Inc., (2)	11,370

16,530	Range Resources Corporation	966,344

300	SM Energy Company	18,195

2,500	Southern Union Company	101,425

10,300	Spectra Energy Corporation	252,659

31,950	Sunoco, Inc.	990,770

18	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

700	Teekay Shipping Corporation	$15,827

6,000	Tesoro Corporation	116,820

14,600	Valero Energy Corporation	259,588

11,800	Williams Companies, Inc.	287,212
	Total Oil, Gas & Consumable Fuels	31,926,023
	Paper & Forest Products – 0.1%

1,100	Domtar Corporation	74,987

9,100	International Paper Company	211,575

2,900	MeadWestvaco Corporation	71,224
	Total Paper & Forest Products	357,786
	Pharmaceuticals – 11.6%

1,000	Abbott Laboratories	51,140

70,151	Bristol-Myers Squibb Company	2,201,338

13,300	Eli Lilly and Company	491,701

5,300	Forest Laboratories, Inc., (2)	163,187

24,150	Hospira Inc., (2)	893,550

137,600	Johnson & Johnson	8,766,495

167,739	Merck & Company Inc.	5,486,743

500	Mylan Laboratories Inc., (2)	8,500

12,800	Novartis AG, Sponsored ADR	713,856

516,360	Pfizer Inc.	9,129,244

58,100	Sanofi-Aventis, ADR	1,905,680

100	Warner Chilcott Limited, (2)	1,430

32,560	Watson Pharmaceuticals Inc., (2)	2,222,220
	Total Pharmaceuticals	32,035,084
	Professional Services – 0.0%

1,000	Equifax Inc.	30,740

200	Manpower Inc.	6,724

200	Nielsen Holdings BV	5,216

600	Towers Watson & Company, Class A Shares	35,868

200	Verisk Analytics Inc, Class A Shares	6,954
	Total Professional Services	85,502
	Real Estate Management & Development – 0.0%

500	Howard Hughes Corporation	21,050

1,600	Forest City Enterprises, Inc., (2)	17,056
	Total Real Estate Management & Development	38,106
	Residential REIT – 0.7%

500	Apartment Investment & Management Company, Class A	11,060

1,300	AvalonBay Communities, Inc.	148,265

1,000	BRE Properties, Inc.	42,340

24,100	Camden Property Trust	1,331,766

3,700	Equity Residential	191,919

200	Essex Property Trust Inc.	24,008

2,800	UDR Inc.	61,992
	Total Residential REIT	1,811,350

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)	Value

	Retail REIT – 0.2%

2,100	Developers Diversified Realty Corporation	$22,890

100	Federal Realty Investment Trust	8,241

5,700	General Growth Properties Inc.	68,970

5,300	Kimco Realty Corporation	79,659

1,000	Macerich Company	42,630

1,400	Realty Income Corporation	45,136

1,000	Regency Centers Corporation	35,330

600	Simon Property Group, Inc.	65,988

900	Taubman Centers Inc.	45,279

1,800	Weingarten Realty Trust	38,106
	Total Retail REIT	452,229
	Road & Rail – 1.3%

400	Con-Way, Inc.	8,852

88,820	CSX Corporation	1,658,269

15,900	Kansas City Southern Industries, (2)	794,364

4,900	Norfolk Southern Corporation	298,998

11,120	Ryder System, Inc.	417,111

5,200	Union Pacific Corporation	424,684
	Total Road & Rail	3,602,278
	Semiconductors & Equipment – 2.6%

177,200	Applied Materials, Inc.	1,834,020

3,200	Atmel Corporation, (2)	25,824

4,200	Fairchild Semiconductor International Inc., Class A, (2)	45,360

106,220	Intel Corporation	2,265,673

1,200	International Rectifier Corporation, (2)	22,344

800	Intersil Holding Corporation, Class A	8,232

1,100	KLA-Tencor Corporation	42,108

9,100	LSI Logic Corporation, (2)	47,138

3,600	Marvell Technology Group Ltd., (2)	52,308

400	MEMC Electronic Materials, (2)	2,096

24,900	Micron Technology, Inc., (2)	125,496

1,400	Novellus Systems, Inc., (2)	38,164

500	PMC-Sierra, Inc.	2,990

2,400	SunPower Corporation, (2)	19,416

5,000	Teradyne Inc., (2)	55,050

102,750	Texas Instruments Incorporated	2,738,288
	Total Semiconductors & Equipment	7,324,507
	Software – 2.5%

3,800	Activision Blizzard Inc.	45,220

4,800	CA Inc.	93,168

500	Compuware Corporation, (2)	3,830

266,500	Microsoft Corporation	6,633,184

1,200	Synopsys Inc., (2)	29,232
	Total Software	6,804,634

20	Nuveen Investments

Shares	Description (1)	Value

	Specialized REIT – 0.2%

4,400	Health Care Property Investors Inc.	$154,264

2,200	Health Care REIT, Inc.	102,960

2,400	Hospitality Properties Trust	50,952

200	Host Hotels & Resorts Inc.	2,188

600	Plum Creek Timber Company	20,826

100	Public Storage, Inc.	11,135

1,900	Senior Housing Properties Trust	40,926

800	Ventas Inc.	39,520

7,600	Weyerhaeuser Company	118,180
	Total Specialized REIT	540,951
	Specialty Retail – 1.3%

400	Aaron Rents Inc.	10,100

200	Abercrombie & Fitch Co., Class A	12,312

1,100	American Eagle Outfitters, Inc.	12,892

500	AutoNation Inc., (2)	16,390

3,800	Best Buy Co., Inc.	88,540

2,300	CarMax, Inc., (2)	54,855

1,200	Chico’s FAS, Inc.	13,716

3,300	Foot Locker, Inc.	66,297

3,900	GameStop Corporation, (2)	90,090

59,260	Gap, Inc.	962,382

6,900	Home Depot, Inc.	226,803

99,700	Lowe’s Companies, Inc.	1,928,198

900	RadioShack Corporation	10,458

100	Sally Beauty Holdings Inc.	1,660

1,400	Signet Jewelers Limited, (2)	47,320

6,700	Staples, Inc.	89,110

600	Williams-Sonoma Inc.	18,474
	Total Specialty Retail	3,649,597
	Thrifts & Mortgage Finance – 0.1%

200	BankUnited Inc.	4,152

1,300	Capitol Federal Financial Inc.	13,728

3,800	First Niagara Financial Group Inc.	34,770

4,600	Hudson City Bancorp, Inc.	26,036

6,900	New York Community Bancorp Inc.	82,110

2,700	People’s United Financial, Inc.	30,780

600	TFS Financial Corporation	4,878

1,600	Washington Federal Inc.	20,384
	Total Thrifts & Mortgage Finance	216,838
	Tobacco – 1.0%

7,200	Altria Group, Inc.	193,032

8,870	Lorillard Inc.	981,909

22,883	Philip Morris International	1,427,442

3,900	Reynolds American Inc.	146,172
	Total Tobacco	2,748,555

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)			Value

	Trading Companies & Distributors – 0.0%

200	Air Lease Corporation			$3,840

900	GATX Corporation			27,891

500	WESCO International Inc., (2)			16,775
	Total Trading Companies & Distributors			48,506
	Water Utilities – 0.0%

2,900	American Water Works Company			87,522

1,300	Aqua America Inc.			28,041
	Total Water Utilities			115,563
	Wireless Telecommunication Services – 1.4%

300	NII Holdings Inc., Class B, (2)			8,085

45,700	Sprint Nextel Corporation, (2)			138,928

1,400	Telephone and Data Systems Inc.			29,750

200	United States Cellular Corporation, (2)			7,930

142,200	Vodafone Group PLC, Sponsored ADR			3,647,430
	Total Wireless Telecommunication Services			3,832,123
	Total Common Stocks (cost $265,537,918)			266,969,434

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 1.5%

75,000	I-Shares Russell 1000 Value Index Fund			$4,244,250
	Total Investment Companies (cost $4,157,998)			4,244,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%

$4,380	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $4,379,971, collateralized by $4,200,000 U.S. Treasury Notes, 2.125%, due 5/31/15, value $4,467,750	0.010%	10/03/11	$4,379,967
	Total Short-Term Investments (cost $4,379,967)			4,379,967
	Total Investments (cost $274,075,883) – 99.5%			275,593,651
	Other Assets Less Liabilities – 0.5%			1,247,478
	Net Assets – 100%			$276,841,129

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$266,969,434	$—	$—	$266,969,434
Investment Companies	4,244,250	—	—	4,244,250
Short-Term Investments	—	4,379,967	—	4,379,967
Total	$271,213,684	$4,379,967	$—	$275,593,651

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $281,573,106.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$26,782,393
Depreciation	(32,761,848)
Net unrealized appreciation (depreciation) of investments	$(5,979,455)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Automobiles – 1.4%

202,700	General Motors Company, (2)	$4,090,486
	Biotechnology – 3.8%

199,900	Amgen Inc.	10,984,505
	Capital Markets – 1.3%

1,553,600	FBR Capital Markets Corporation	3,697,568
	Commercial Banks – 2.0%

754,000	Privatebancorp, Inc.	5,670,080
	Commercial Services & Supplies – 1.0%

160,000	Pitney Bowes Inc.	3,008,000
	Communication Equipment – 5.0%

301,000	Cisco Systems, Inc.	4,662,490

231,000	Motorola Solutions Inc.	9,678,900
	Total Communication Equipment	14,341,390
	Diversified Financial Services – 4.5%

306,900	Citigroup Inc.	7,862,778

170,000	JP Morgan Chase & Co.	5,120,400
	Total Diversified Financial Services	12,983,178
	Independent Power Producers & Energy Traders – 1.4%

187,600	NRG Energy Inc., (2)	3,978,996
	Insurance – 14.8%

187,000	Aon Corporation	7,850,260

983,700	Genworth Financial Inc., Class A, (2)	5,646,438

350,000	Hartford Financial Services Group, Inc.	5,649,000

207,000	Loews Corporation	7,151,850

148,287	Reinsurance Group of America Inc.	6,813,788

450,000	Unum Group	9,432,000
	Total Insurance	42,543,336
	IT Services – 3.1%

957,500	Convergys Corporation, (2)	8,981,350
	Machinery – 3.5%

145,000	Ingersoll Rand Company Limited, Class A	4,073,050

90,000	PACCAR Inc.	3,043,800

135,000	Trinity Industries Inc.	2,890,350
	Total Machinery	10,007,200
	Media – 6.3%

752,000	Interpublic Group Companies, Inc.	5,414,400

326,997	Viacom Inc., Class B	12,667,864
	Total Media	18,082,264
	Metals & Mining – 10.3%

311,199	AngloGold Ashanti Limited, Sponsored ADR	12,871,191

215,600	Barrick Gold Corporation	10,057,740

2,078,200	Northgate Minerals Corporation, (2)	6,858,060
	Total Metals & Mining	29,786,991
	Mortgage REIT – 2.1%

550,000	Redwood Trust Inc.	6,143,500

24	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 9.9%

118,500	Apache Corporation			$9,508,440

411,000	Denbury Resources Inc., (2)			4,726,500

87,700	Hess Corporation			4,600,742

53,000	Noble Energy, Inc.			3,752,400

480,000	Talisman Energy Inc.			5,889,600
	Total Oil, Gas & Consumable Fuels			28,477,682
	Pharmaceuticals – 13.1%

797,200	Pfizer Inc.			14,094,496

194,000	Salix Pharmaceuticals Limited, (2)			5,742,400

352,000	Sanofi-Aventis			11,545,600

171,000	Teva Pharmaceutical Industries Limited, Sponsored ADR			6,364,620
	Total Pharmaceuticals			37,747,116
	Semiconductors & Equipment – 5.5%

1,200,044	Mattson Technology, Inc., (2)			1,404,051

299,900	MKS Instruments Inc.			6,510,829

1,345,200	PMC-Sierra, Inc., (2)			8,044,296
	Total Semiconductors & Equipment			15,959,176
	Software – 7.1%

1,058,577	CA Inc.			20,546,979
	Specialty Retail – 1.6%

160,000	Guess Inc.			4,558,400
	Tobacco – 1.2%

55,000	Philip Morris International			3,430,900
	Total Common Stocks (cost $307,094,417)			285,019,097

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%

$2,559	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $2,558,728, collateralized by $2,540,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $2,613,025	0.010%	10/03/11	$2,558,726
	Total Short-Term Investments (cost $2,558,726)			2,558,726
	Total Investments (cost $309,653,143) – 99.8%			287,577,823
	Other Assets Less Liabilities – 0.2%			574,391
	Net Assets – 100%			$288,152,214

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$285,019,097	$—	$—	$285,019,097
Short-Term Investments	—	2,558,726	—	2,558,726
Total	$285,019,097	$2,558,726	$—	$287,577,823

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $314,418,231.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$27,869,451
Depreciation	(54,709,859)
Net unrealized appreciation (depreciation) of investments	$(26,840,408)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 93.6%

	Aerospace & Defense – 2.1%

200,030	Raytheon Company	$8,175,226
	Automobiles – 1.5%

300,000	General Motors Company, (2)	6,054,000
	Biotechnology – 4.3%

306,020	Amgen Inc.	16,815,799
	Capital Markets – 2.1%

88,600	Goldman Sachs Group, Inc.	8,377,130
	Commercial Banks – 2.3%

368,630	Wells Fargo & Company	8,891,356
	Commercial Services & Supplies – 1.0%

205,830	Pitney Bowes Inc.	3,869,604
	Communications Equipment – 5.7%

664,500	Cisco Systems, Inc.	10,293,105

295,648	Motorola Solutions Inc.	12,387,651
	Total Communications Equipment	22,680,756
	Diversified Financial Services – 4.3%

430,120	Citigroup Inc.	11,019,674

200,970	JP Morgan Chase & Co.	6,053,216
	Total Diversified Financial Services	17,072,890
	Energy Equipment & Services – 0.8%

97,210	Halliburton Company	2,966,849
	Food & Staples Retailing – 2.0%

240,400	CVS Caremark Corporation	8,072,632
	Independent Power Producers & Energy Traders – 1.1%

211,250	NRG Energy Inc., (2)	4,480,613
	Insurance – 14.8%

225,110	Aon Corporation	9,450,118

1,075,080	Genworth Financial Inc., Class A, (2)	6,170,959

533,410	Hartford Financial Services Group, Inc.	8,609,237

215,400	Lincoln National Corporation	3,366,702

245,031	Loews Corporation	8,465,821

385,780	MetLife, Inc.	10,805,698

553,780	Unum Group	11,607,229
	Total Insurance	58,475,764
	Machinery – 3.0%

215,270	Ingersoll Rand Company Limited, Class A	6,046,934

173,000	PACCAR Inc.	5,850,860
	Total Machinery	11,897,794
	Media – 7.5%

740,090	Interpublic Group Companies, Inc.	5,328,648

284,900	Time Warner Inc.	8,538,453

403,820	Viacom Inc., Class B	15,643,987
	Total Media	29,511,088

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)			Value

	Metals & Mining – 7.2%

425,151	AngloGold Ashanti Limited, Sponsored ADR			$17,584,245

233,690	Barrick Gold Corporation			10,901,639
	Total Metals & Mining			28,485,884
	Oil, Gas & Consumable Fuels – 11.8%

177,030	Apache Corporation			14,204,887

285,760	Canadian Natural Resources Limited			8,364,195

110,130	Hess Corporation			5,777,420

85,800	Noble Energy, Inc.			6,074,640

62,295	Occidental Petroleum Corporation			4,454,093

625,670	Talisman Energy Inc.			7,676,971
	Total Oil, Gas & Consumable Fuels			46,552,206
	Pharmaceuticals – 11.5%

148,960	Merck & Company Inc.			4,872,482

987,240	Pfizer Inc.			17,454,403

447,930	Sanofi-Aventis			14,692,104

229,200	Teva Pharmaceutical Industries Limited, Sponsored ADR			8,530,824
	Total Pharmaceuticals			45,549,813
	Road & Rail – 1.4%

68,040	Union Pacific Corporation			5,556,827
	Software – 7.9%

1,155,400	CA Inc.			22,426,314

350,810	Microsoft Corporation			8,731,661
	Total Software			31,157,975
	Tobacco – 1.3%

82,220	Philip Morris International			5,128,883
	Total Common Stocks (cost $415,650,274)			369,773,089

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.4%

$25,396	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $25,395,677, collateralized by $26,070,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $25,907,063	0.010%	10/03/11	$25,395,656
	Total Short-Term Investments (cost $25,395,656)			25,395,656
	Total Investments (cost $441,045,930) – 100.0%			395,168,745
	Other Assets Less Liabilities – 0.0%			57,194
	Net Assets – 100%			$395,225,939

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$369,773,089	$—	$—	$369,773,089
Short-Term Investments	—	25,395,656	—	25,395,656
Total	$369,773,089	$25,395,656	$—	$395,168,745

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $441,688,803.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$12,645,041
Depreciation	(59,165,099)
Net unrealized appreciation (depreciation) of investments	$(46,520,058)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 93.2%

	Aerospace & Defense – 1.8%

23,450	Orbital Sciences Corporation, (2)	$300,160
	Building Products – 3.4%

71,450	Griffon Corporation, (2)	584,461
	Commercial Banks – 3.7%

16,300	Texas Capital BancShares, Inc., (2)	372,455

46,550	Western Alliance Bancorporation, (2)	255,094
	Total Commercial Banks	627,549
	Commercial Services & Supplies – 1.3%

23,300	Schawk Inc.	229,971
	Communications Equipment – 2.9%

113,850	Brocade Communications Systems Inc., (2)	491,832
	Containers & Packaging – 2.1%

3,550	Packaging Corp. of America	82,715

8,800	Temple-Inland Inc.	276,056
	Total Containers & Packaging	358,771
	Electronic Equipment & Instruments – 8.6%

16,750	Arrow Electronics, Inc., (2)	465,315

17,550	Avnet Inc., (2)	457,704

13,050	Coherent Inc., (2)	560,628
	Total Electronic Equipment & Instruments	1,483,647
	Food & Staples Retailing – 2.9%

11,450	Casey’s General Stores, Inc.	499,793
	Food Products – 5.1%

9,000	Hormel Foods Corporation	243,180

10,283	Treehouse Foods Inc., (2)	635,901
	Total Food Products	879,081
	Hotels, Restaurants & Leisure – 4.6%

27,950	Bob Evans Farms	797,134
	Insurance – 9.2%

9,050	Allied World Assurance Holdings	486,076

6,100	Alterra Capital Holdings Limited	115,717

7,500	PartnerRe Limited	392,025

7,050	Reinsurance Group of America Inc.	323,948

7,450	Willis Group Holdings PLC	256,057
	Total Insurance	1,573,823
	Machinery – 4.7%

12,200	CIRCOR International Inc.	358,314

3,650	Middleby Corporation, (2)	257,179

4,350	Timken Company	142,767

3,800	TriMas Corporation	56,430
	Total Machinery	814,690
	Metals & Mining – 9.4%

59,000	Aurizon Mines Ltd, (2)	299,130

170,250	Northgate Minerals Corporation, (2)	561,825

30	Nuveen Investments

Shares	Description (1)			Value

	Metals & Mining (continued)

6,150	Royal Gold, Inc.			$393,969

58,800	Thompson Creek Metals Company Inc., (2)			356,916
	Total Metals & Mining			1,611,840
	Oil, Gas & Consumable Fuels – 4.1%

18,300	Arch Coal Inc.			266,814

31,700	Denbury Resources Inc., (2)			364,550

1,300	SM Energy Company			78,845
	Total Oil, Gas & Consumable Fuels			710,209
	Paper & Forest Products – 2.4%

11,900	Clearwater Paper Corporation, (2)			404,362
	Personal Products – 4.5%

27,250	Elizabeth Arden, Inc., (2)			774,990
	Pharmaceuticals – 1.9%

11,300	Salix Pharmaceuticals Limited, (2)			334,480
	Real Estate Management & Development – 3.7%

57,600	Forestar Real Estate Group Inc., (2)			628,416
	Semiconductors & Equipment – 9.4%

21,800	MKS Instruments Inc.			473,278

106,300	PMC-Sierra, Inc., (2)			635,674

46,100	Teradyne Inc., (2)			507,561
	Total Semiconductors & Equipment			1,616,513
	Specialty Retail – 3.0%

18,150	Guess Inc.			517,094
	Thrifts & Mortgage Finance – 3.7%

23,250	Northwest Bancshares Inc.			276,908

31,600	People’s United Financial, Inc.			360,240
	Total Thrifts & Mortgage Finance			637,148
	Trading Companies & Distributors – 0.8%

4,300	WESCO International Inc., (2)			144,262
	Total Common Stocks (cost $16,840,352)			16,020,226

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.8%

$1,346	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $1,345,888, collateralized by $1,385,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $1,376,344	0.010%	10/03/11	$1,345,887
	Total Short-Term Investments (cost $1,345,887)			1,345,887
	Total Investments (cost $18,186,239) – 101.0%			17,366,113
	Other Assets Less Liabilities – (1.0)%			(167,959)
	Net Assets – 100%			$17,198,154

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

September 30, 2011

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,020,226	$—	$—	$16,020,226
Short-Term Investments	—	1,345,887	—	1,345,887
Total	$16,020,226	$1,345,887	$—	$17,366,113

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $18,250,287.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,733,290
Depreciation	(2,617,464)
Net unrealized appreciation (depreciation) of investments	$(884,174)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 1.8%

116,350	Orbital Sciences Corporation, (2)	$1,489,280
	Apparel, Accesories & Luxury Goods – 2.6%

37,400	Maidenform Brands Inc., (2)	875,534

46,200	True Religion Apparel, Inc., (2)	1,245,552
	Total Apparel, Accesories & Luxury Goods	2,121,086
	Building Products – 3.7%

367,350	Griffon Corporation	3,004,923
	Commercial Banks – 7.5%

70,550	Pacwest Bancorp.	983,467

199,390	Privatebancorp, Inc.	1,499,413

87,950	Texas Capital BancShares, Inc., (2)	2,009,658

293,950	Western Alliance Bancorporation, (2)	1,610,846
	Total Commercial Banks	6,103,384
	Communications Equipment – 2.5%

478,550	Brocade Communications Systems Inc., (2)	2,067,336
	Construction & Engineering – 1.4%

203,250	Orion Marine Group Inc., (2)	1,172,753
	Containers & Packaging – 2.1%

16,700	Packaging Corp. of America	389,110

42,150	Temple-Inland Inc.	1,322,246
	Total Containers & Packaging	1,711,356
	Electronic Equipment & Instruments – 3.2%

61,500	Coherent Inc., (2)	2,642,040
	Food & Staples Retailing – 3.3%

61,000	Casey’s General Stores, Inc.	2,662,650
	Food Products – 5.9%

339,850	Smart Balance Inc., (2)	2,005,115

44,650	Treehouse Foods Inc., (2)	2,761,156
	Total Food Products	4,766,271
	Hotels, Restaurants & Leisure – 4.5%

127,400	Bob Evans Farms	3,633,448
	Household Durables – 1.9%

166,395	Hooker Furniture Corporation	1,505,875
	Insurance – 6.7%

40,550	Allied World Assurance Holdings	2,177,941

30,500	Alterra Capital Holdings Limited	578,585

116,550	Aspen Insurance Holdings Limited	2,685,312
	Total Insurance	5,441,838
	IT Services – 3.1%

264,850	Convergys Corporation, (2)	2,484,293
	Machinery – 7.4%

165,400	Albany International Corporation, Class A	3,018,550

60,450	CIRCOR International Inc.	1,775,417

17,300	Middleby Corporation, (2)	1,218,958
	Total Machinery	6,012,925

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2011

Shares	Description (1)			Value

	Metals & Mining – 9.4%

261,600	Aurizon Mines Ltd, (2)			$1,326,312

808,950	Northgate Minerals Corporation, (2)			2,669,535

31,150	Royal Gold, Inc.			1,995,469

274,650	Thompson Creek Metals Company Inc., (2)			1,667,126
	Total Metals & Mining			7,658,442
	Oil, Gas & Consumable Fuels – 3.2%

103,600	Carrizo Oil & Gas, Inc., (2)			2,232,580

5,900	SM Energy Company			357,835
	Total Oil, Gas & Consumable Fuels			2,590,415
	Paper & Forest Products – 1.5%

49,803	Buckeye Technologies Inc.			1,200,750
	Personal Products – 4.6%

132,400	Elizabeth Arden, Inc., (2)			3,765,456
	Real Estate Management & Development – 3.8%

285,485	Forestar Real Estate Group Inc., (2)			3,114,641
	Road & Rail – 2.9%

137,700	Marten Transport, Ltd.			2,373,948
	Semiconductors & Equipment – 9.9%

348,300	Entegris Inc., (2)			2,222,154

106,081	MKS Instruments Inc.			2,303,019

182,800	Standard Microsystems Corporation, (2)			3,546,320
	Total Semiconductors & Equipment			8,071,493
	Specialty Retail – 0.9%

218,601	Golfsmith International Holdings Inc., (2)			732,313
	Thrifts & Mortgage Finance – 1.6%

109,100	Northwest Bancshares Inc.			1,299,378
	Total Common Stocks (cost $78,951,643)			77,626,294

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.1%

$4,197	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $4,197,312, collateralized by $4,165,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $4,284,744	0.010%	10/03/11	$4,197,308
	Total Short-Term Investments (cost $4,197,308)			4,197,308
	Total Investments (cost $83,148,951) – 100.5%			81,823,602
	Other Assets Less Liabilities – (0.5)%			(421,257)
	Net Assets – 100%			$81,402,345

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

34	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$77,626,294	$—	$—	$77,626,294
Short-Term Investments	—	4,197,308	—	4,197,308
Total	$77,626,294	$4,197,308	$—	$81,823,602

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $86,175,055.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,021,076
Depreciation	(15,372,529)
Net unrealized appreciation (depreciation) of investments	$(4,351,453)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 88.0%

	Aerospace & Defense – 3.2%

560,300	Alliant Techsystems Inc.	$30,541,953

5,205,000	Finmeccanica SPA, ADR, (2)	17,592,900

663,000	Lockheed Martin Corporation	48,160,320
	Total Aerospace & Defense	96,295,173
	Airlines – 2.1%

2,617,000	Skywest Inc.	30,121,670

3,980,500	Southwest Airlines Co.	32,003,220
	Total Airlines	62,124,890
	Capital Markets – 0.4%

302,388	Northern Trust Corporation	10,577,532
	Chemicals – 0.8%

1,776,000	Georgia Gulf Corporation	24,562,080
	Commercial Banks – 0.9%

8,650,000	Sumitomo Mitsui Trust Holdings, Sponsored ADR, (2)	28,458,500
	Communication Equipment – 1.1%

2,230,000	Cisco Systems, Inc.	34,542,700
	Computers & Peripherals – 1.5%

1,765,400	Western Digital Corporation, (3)	45,406,088
	Construction & Engineering – 1.6%

2,275,000	Shaw Group Inc.	49,458,500
	Diversified Telecommunication Services – 1.7%

1,440,000	KT Corporation, Sponsored ADR	21,283,200

638,300	Telus Corporation, Non-Voting	29,514,992
	Total Diversified Telecommunication Services	50,798,192
	Electric Utilities – 7.3%

3,721,656	Centrais Electricas Brasileiras S.A., PFD B ADR	43,506,159

8,500,000	Electricite de France S.A, ADR, (2)	48,790,000

1,828,370	Exelon Corporation	77,906,846

3,085,000	Korea Electric Power Corporation, Sponsored ADR	26,222,500

7,743,312	RusHydro, ADR, (2), (3)	25,862,662
	Total Electric Utilities	222,288,167
	Electronic Equipment & Instruments – 2.6%

2,921,200	Ingram Micro, Inc., Class A, (3)	47,118,956

724,400	Tech Data Corporation, (3)	31,315,812
	Total Electronic Equipment & Instruments	78,434,768
	Food & Staples Retailing – 4.1%

1,434,500	Kroger Co.	31,501,620

1,773,000	Wal-Mart Stores, Inc.	92,018,700
	Total Food & Staples Retailing	123,520,320
	Food Products – 1.9%

626,000	Archer-Daniels-Midland Company	15,531,060

731,669	Cresud S.A., ADR	7,916,659

3,952,203	Dean Foods Company	35,056,041
	Total Food Products	58,503,760

36	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 0.5%

437,136	Aetna Inc.	$15,889,894
	Insurance – 6.0%

2,915,000	American International Group	63,984,250

981,000	Axis Capital Holdings Limited	25,447,140

771,128	CNA Financial Corporation	17,327,246

519,100	Endurance Specialty Holdings Limited	17,727,265

889,816	MS&AD Insurance Group Holdings Inc., ADR, (2)	9,592,216

5,171,200	Old Republic International Corporation	46,127,104
	Total Insurance	180,205,221
	IT Services – 1.2%

1,310,427	Computer Sciences Corporation	35,184,965
	Machinery – 1.1%

534,900	AGCO Corporation, (3)	18,491,493

243,000	Japan Steel Works Limited, ADR, (2)	14,754,012
	Total Machinery	33,245,505
	Metals & Mining – 20.0%

408,000	AngloGold Ashanti Limited, Sponsored ADR	16,874,880

2,810,000	Barrick Gold Corporation	131,086,500

492,200	Freeport-McMoRan Copper & Gold, Inc.	14,987,490

1,784,500	Gold Fields Limited, Sponsored ADR	27,338,540

1,035,000	Ivanhoe Mines Ltd.	14,179,500

6,651,100	Kinross Gold Corporation	98,303,258

1,960,000	Newcrest Mining Limited, Sponsored ADR, (2)	64,405,600

2,178,039	Newmont Mining Corporation	136,998,653

4,950,000	NovaGold Resources Inc., (3)	31,927,500

22,263,660	Polyus Gold International Limited, GDR, (2)	69,017,346
	Total Metals & Mining	605,119,267
	Multi-Utilities – 2.0%

2,036,000	Ameren Corporation	60,611,720
	Oil, Gas & Consumable Fuels – 14.0%

4,210,003	Arch Coal Inc.	61,381,844

5,588,100	Cameco Corporation	102,373,992

2,384,200	Chesapeake Energy Corporation	60,916,310

421,000	CONSOL Energy Inc.	14,284,530

539,000	Devon Energy Corporation	29,882,160

857,600	Hess Corporation	44,989,696

2,699,100	Nexen Inc.	41,809,059

325,835	Petrobras Energia S.A., ADR	4,480,231

910,000	Statoil ASA, ADR	19,610,500

1,769,000	Suncor Energy, Inc.	45,003,360
	Total Oil, Gas & Consumable Fuels	424,731,682
	Pharmaceuticals – 4.3%

2,866,000	Eli Lilly and Company	105,956,020

782,100	Forest Laboratories, Inc., (3)	24,080,859
	Total Pharmaceuticals	130,036,879

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2011

Shares	Description (1)				Value

	Road & Rail – 1.5%

3,145,900	East Japan Railway Company, ADR, (2)				$31,427,541

180,000	Union Pacific Corporation				14,700,600
	Total Road & Rail				46,128,141
	Software – 3.4%

4,178,000	Microsoft Corporation				103,990,420
	Specialty Retail – 2.7%

3,495,770	Best Buy Co., Inc.				81,451,441
	Wireless Telecommunication Services – 2.1%

955,000	SK Telecom Company Limited, ADR				13,436,850

4,525,400	Turkcell Iletisim Hizmetleri A.S., ADR				51,046,512
	Total Wireless Telecommunication Services				64,483,362
	Total Common Stocks (cost $2,848,327,989)				2,666,049,167

Shares	Description (1)	Coupon		Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.2%

	Communications Equipment – 0.9%

32,100	Lucent Technologies Capital Trust I	7.750%		B3	$26,241,750
	Health Care Providers & Services – 1.3%

1,044,700	Omnicare Capital Trust II, Series B	4.000%		B	39,698,600
	Total Convertible Preferred Securities (cost $62,425,888)				65,940,350

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 2.3%

	Airlines – 0.5%

$13,569	JetBlue Airways Corporation	6.750%	10/15/39	CCC	$15,892,691
	Communications Equipment – 0.8%

27,809	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	25,688,564
	Metals & Mining – 0.1%

3,018	Gold Reserve, Inc., (3)	5.500%	6/15/22	N/R	2,535,120
	Oil, Gas & Consumable Fuels – 0.9%

6,853	Goodrich Petroleum Corporation	5.000%	10/01/29	CCC+	6,176,266

38,017	USEC Inc.	3.000%	10/01/14	Caa2	20,053,967
44,870	Total Oil, Gas & Consumable Fuels				26,230,233
$89,266	Total Convertible Bonds (cost $83,469,911)				70,346,608

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 7.5%

$226,960	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $226,960,129, collateralized by $214,850,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $231,500,875	0.010%	10/03/11		$226,959,940
	Total Short-Term Investments (cost $226,959,940)				226,959,940
	Total Investments (cost $3,221,183,604) – 100.0%				3,029,296,065
	Other Assets Less Liabilities – (0.0)%				(1,499,895)
	Net Assets – 100%				$3,027,796,170

38	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$2,356,148,390	$309,900,777	$—	$2,666,049,167
Convertible Preferred Securities	39,698,600	26,241,750	—	65,940,350
Convertible Bonds	—	70,346,608	—	70,346,608
Short-Term Investments	—	226,959,940	—	226,959,940
Total	$2,395,846,990	$633,449,075	$—	$3,029,296,065
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $3,237,731,261.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$140,468,554
Depreciation	(348,903,750)
Net unrealized appreciation (depreciation) of investments	$(208,435,196)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not rated.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

September 30, 2011

Shares	Description (1)	Value

	COMMODITY FUNDS – 2.1%

	Non-Affiliated Commodity Funds – 2.1%

15,041	Credit Suisse Commodity Return Strategy Fund	$122,886
	Total Commodity Funds (cost $134,769)	122,886
	EQUITY FUNDS – 72.5%

	Affiliated Equity Funds – 61.1%

13,862	Nuveen Multi-Manager Large Cap Value Fund (Class I)	234,279

23,232	Nuveen NWQ Large-Cap Value Fund (Class I)	351,502

17,897	Nuveen Real Estate Securities Fund (Class I)	299,251

5,398	Nuveen Santa Barbara Growth Fund (Class I)	96,263

28,537	Nuveen Santa Barbara International Growth Fund (Class I)	697,739

6,025	Nuveen Symphony Large-Cap Growth Fund (Class I)	129,735

9,617	Nuveen Tradewinds Emerging Markets Fund (Class I)	296,809

8,133	Nuveen Tradewinds Global Resources Fund (Class I)	167,553

33,732	Nuveen Tradewinds International Value Fund (Class I)	753,592

5,999	Nuveen Tradewinds Value Opportunities Fund (Class I)	189,678

12,746	Nuveen Winslow Large Cap Growth Fund (Class I)	351,794
	Total Affiliated Equity Funds (cost $3,991,100)	3,568,195
	Non-Affiliated Equity Funds – 11.4%

1,880	iShares Russell 2000 Index Fund	120,790

1,370	iShares Russell MidCap Index Fund	120,902

2,120	iShares S&P 500 Index Fund	241,023

5,020	SPDR Barclays Capital Convertible Securities ETF	178,863
	Total Non-Affiliated Equity Funds (cost $700,570)	661,578
	Total Equity Funds (cost $4,691,670)	4,229,773
	FIXED INCOME FUNDS – 23.3%

	Affiliated Fixed Income Funds – 23.3%

21,273	Nuveen High Yield Bond Fund (Class I)	342,290

28,532	Nuveen Inflation Protected Securities Fund (Class I)	325,270

2,930	Nuveen Multi-Strategy Core Bond Fund (Class I)	57,960

8,553	Nuveen Preferred Securities Fund (Class I)	130,777

16,105	Nuveen Short Term Bond Fund (Class I)	157,992

17,886	Nuveen Symphony Credit Opportunities Fund (Class I)	347,898
	Total Fixed Income Funds (cost $1,323,267)	1,362,187
	Total Investments (cost $6,149,706) – 97.9%	5,714,846
	Other Assets Less Liabilities – 2.1%	123,955
	Net Assets – 100%	$5,838,801

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

40	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$122,886	$—	$—	$122,886
Equity Funds	4,229,773	—	—	4,229,773
Fixed Income Funds	1,362,187	—	—	1,362,187
Total	$5,714,846	$—	$—	$5,714,846

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $6,238,136.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$158,835
Depreciation	(682,125)
Net unrealized appreciation (depreciation) of investments	$(523,290)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

September 30, 2011

Shares	Description (1)			Value

	COMMODITY FUNDS – 2.3%

	Non-Affiliated Commodity Funds – 2.3%

124,691	Credit Suisse Commodity Return Strategy Fund			$1,018,732
	Total Commodity Funds (cost $1,117,303)			1,018,732
	EQUITY FUNDS – 50.3%

	Affiliated Equity Funds – 41.1%

75,453	Nuveen Multi-Manager Large Cap Value Fund (Class I)			1,275,158

124,169	Nuveen NWQ Large-Cap Value Fund (Class I)			1,878,683

103,942	Nuveen Real Estate Securities Fund (Class I)			1,737,923

29,574	Nuveen Santa Barbara Growth Fund (Class I)			527,309

133,368	Nuveen Santa Barbara International Growth Fund (Class I)			3,260,868

33,731	Nuveen Symphony Large-Cap Growth Fund (Class I)			726,233

39,151	Nuveen Tradewinds Emerging Markets Fund (Class I)			1,208,205

58,591	Nuveen Tradewinds Global Resources Fund (Class I)			1,206,984

160,785	Nuveen Tradewinds International Value Fund (Class I)			3,591,949

32,944	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,041,685

66,836	Nuveen Winslow Large Cap Growth Fund (Class I)			1,844,697
	Total Affiliated Equity Funds (cost $19,775,133)			18,299,694
	Non-Affiliated Equity Funds – 9.2%

60	Guggenheim Frontier Markets ETF			1,092

12,360	iShares Russell 2000 Index Fund			794,130

8,980	iShares Russell MidCap Index Fund			792,485

13,980	iShares S&P 500 Index Fund			1,589,386

24,960	SPDR Barclays Capital Convertible Securities ETF			889,325

20	SPDR S&P Emerging Middle East and Africa ETF			1,212
	Total Non-Affiliated Equity Funds (cost $4,279,221)			4,067,630
	Total Equity Funds (cost $24,054,354)			22,367,324
	FIXED INCOME FUNDS – 45.3%

	Affiliated Fixed Income Funds – 45.3%

210,713	Nuveen High Yield Bond Fund (Class I)			3,390,379

494,114	Nuveen Inflation Protected Securities Fund (Class I)			5,632,903

163,742	Nuveen Multi-Strategy Core Bond Fund (Class I)			3,238,823

59,783	Nuveen Preferred Securities Fund (Class I)			914,089

173,208	Nuveen Short Duration Bond Fund (Class I)			3,313,475

21,350	Nuveen Short Term Bond Fund (Class I)			209,449

176,735	Nuveen Symphony Credit Opportunities Fund (Class I)			3,437,497
	Total Fixed Income Funds (cost $19,353,933)			20,136,615

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%

$909	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $908,718, collateralized by $885,000 U.S. Treasury Notes, 1.875%, due 10/31/17, value $927,038	0.010%	10/03/11	$908,717
	Total Short-Term Investments (cost $908,717)			908,717
	Total Investments (cost $45,434,307) – 99.9%			44,431,388
	Other Assets Less Liabilities – 0.1%			59,755
	Net Assets – 100%			$44,491,143

42	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$1,018,732	$—	$—	$1,018,732
Equity Funds	22,367,324	—	—	22,367,324
Fixed Income Funds	20,136,615	—	—	20,136,615
Short-Term Investments	—	908,717	—	908,717
Total	$43,522,671	$908,717	$—	$44,431,388

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $45,976,262.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,881,829
Depreciation	(3,426,703)
Net unrealized appreciation (depreciation) of investments	$(1,544,874)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

September 30, 2011

Shares	Description (1)			Value

	COMMODITY FUNDS – 1.9%

	Non-Affiliated Commodity Funds – 1.9%

107,759	Credit Suisse Commodity Return Strategy Fund			$880,397
	Total Commodity Funds (cost $965,583)			880,397
	EQUITY FUNDS – 29.0%

	Affiliated Equity Funds – 23.9%

43,710	Nuveen Multi-Manager Large Cap Value Fund (Class I)			738,700

71,979	Nuveen NWQ Large-Cap Value Fund (Class I)			1,089,053

78,890	Nuveen Real Estate Securities Fund (Class I)			1,319,044

17,529	Nuveen Santa Barbara Growth Fund (Class I)			312,553

75,271	Nuveen Santa Barbara International Growth Fund (Class I)			1,840,377

20,718	Nuveen Symphony Large-Cap Growth Fund (Class I)			446,062

13,385	Nuveen Tradewinds Emerging Markets Fund (Class I)			413,092

61,463	Nuveen Tradewinds Global Resources Fund (Class I)			1,266,142

92,142	Nuveen Tradewinds International Value Fund (Class I)			2,058,470

20,720	Nuveen Tradewinds Value Opportunities Fund (Class I)			655,180

40,086	Nuveen Winslow Large Cap Growth Fund (Class I)			1,106,400
	Total Affiliated Equity Funds (cost $11,967,466)			11,245,073
	Non-Affiliated Equity Funds – 5.1%

50	Guggenheim Frontier Markets ETF			910

7,680	iShares Russell 2000 Index Fund			493,440

5,580	iShares Russell MidCap Index Fund			492,435

8,650	iShares S&P 500 Index Fund			983,419

12,780	SPDR Barclays Capital Convertible Securities ETF			455,351

15	SPDR S&P Emerging Middle East and Africa ETF			909
	Total Non-Affiliated Equity Funds (cost $2,540,067)			2,426,464
	Total Equity Funds (cost $14,507,533)			13,671,537
	FIXED INCOME FUNDS – 67.5%

	Affiliated Fixed Income Funds – 67.5%

129,581	Nuveen High Yield Bond Fund (Class I)			2,084,957

628,959	Nuveen Inflation Protected Securities Fund (Class I)			7,170,140

391,643	Nuveen Multi-Strategy Core Bond Fund (Class I)			7,746,714

61,696	Nuveen Preferred Securities Fund (Class I)			943,333

504,093	Nuveen Short Duration Bond Fund (Class I)			9,643,313

213,505	Nuveen Short Term Bond Fund (Class I)			2,094,489

110,316	Nuveen Symphony Credit Opportunities Fund (Class I)			2,145,655
	Total Fixed Income Funds (cost $31,091,213)			31,828,601

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%

$851	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $850,904, collateralized by $800,000 U.S. Treasury Notes, 2.625%, due 4/30/18, value $873,000	0.010%	10/03/11	$850,903
	Total Short-Term Investments (cost $850,903)			850,903
	Total Investments (cost $47,415,232) – 100.2%			47,231,438
	Other Assets Less Liabilities – (0.2)%			(75,327)
	Net Assets – 100%			$47,156,111

44	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$880,397	$—	$—	$880,397
Equity Funds	13,671,537	—	—	13,671,537
Fixed Income Funds	31,828,601	—	—	31,828,601
Short-Term Investments	—	850,903	—	850,903
Total	$46,380,535	$850,903	$—	$47,231,438

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $47,593,531.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,562,233
Depreciation	(1,924,326)
Net unrealized appreciation (depreciation) of investments	$(362,093)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	45

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2011